Business Combination (Tables)	9 Months Ended
Sep. 30, 2021
Business Combination, Description [Abstract]
Summary of net proceeds from the Business Combination
The following table summarizes the elements of the net proceeds from the Business Combination as of September 30, 2021 (in thousands):

Cash – Blue Water Trust Account and cash (net of redemptions)	$25,394
Less: Equity issuance costs and other costs paid prior to September 30, 2021	(8,386)

Net Proceeds from the Business Combination	$17,008

Summary of common stock issued in consummation of business combination
The following table summarizes the number of shares of Common Stock outstanding immediately following the consummation of the Business Combination:

Blue Water shares outstanding prior to the Business Combination	3,839,468
Conversion of Old Clarus Series D Preferred Stock	4,901,564
Conversion of Old Clarus convertible notes	8,529,846
Conversion of additional capital provided by Old Clarus convertible note and senior note holders	2,549,939
Conversion of Senior Secured Note principal and royalty rights	1,905,000

Total shares of the Company’s common stock outstanding immediately following the Business Combination	21,725,817

Summary of impact of the transaction on the condensed consolidated statement of stockholder's equity
The following table summarizes the impact of the transaction on the condensed consolidated statement of stockholder’s deficit as of September 9, 2021:

Additional Paid in Capital
Conversion of senior notes and royalty obligation carrying value	$28,254
Conversion of Old Clarus convertible notes carrying value	103,333
Assumption of private placement warrant liabilities	(14,075)

Total reverse recapitalization impact on statement of equity	$117,512